PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Total expenses recognized in the income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 16,653	R$ 10,650	R$ 5,572
Net interest on net actuarial assets/liabilities	51,966	34,583	8,264
Total	68,619	45,233	13,836
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	2,931	3,044	2,811
Net interest on net actuarial assets/liabilities	6,074	5,258	5,278
Total	9,005	8,302	8,089
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	13,722	7,606	2,761
Net interest on net actuarial assets/liabilities	45,892	29,325	2,986
Total	R$ 59,614	R$ 36,931	R$ 5,747